Principal Activities and Organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company's Principal Subsidiary
As of June 30, 2025, the Company’s
principal
subsidiary is as follow:

Name of subsidiary	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership	Establish or acquired	Principal activities
Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development

As of June 30, 2025, the Company’s principal VIEs and VIEs’ subsidiaries are as follow:

Name of VIEs and VIEs’ subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of economic interest	Establish or acquired	Principal activities
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform

Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform

Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

Schedule of the Company's Principal VIEs and VIEs' Subsidiaries
As of June 30, 2025, the Company’s
principal
subsidiary is as follow:

Name of subsidiary	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect ownership	Establish or acquired	Principal activities
Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development

As of June 30, 2025, the Company’s principal VIEs and VIEs’ subsidiaries are as follow:

Name of VIEs and VIEs’ subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of economic interest	Establish or acquired	Principal activities
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform

Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform

Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

Schedule of the Assets, Liabilities of the Consolidated VIEs and their Subsidiaries
The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	As of
	December 31, 2024	June 30, 2025

	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	143,120	60,534
Restricted cash	322	156
Accounts receivable, net	19,386	16,722
Amounts due from the Group’s entities	149,180	166,071
Amounts due from a related party	2,000	2,000
Prepaid expense and other current assets	29,450	34,456

Total current assets	343,458	279,939

Non-current assets
Long-term investments	113,884	109,403
Property, equipment and software, net	4,942	3,718
Intangible assets, net	7,069	4,946
Operating lease right-of-use assets, net	25,559	25,688
Other non-current assets	16,092	6,724

Total non-current assets	167,546	150,479

Total assets	511,004	430,418

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB
LIABILITIES
Current liabilities
Accounts payable	6,188	9,305
Amounts due to related parties	2,452	3,047
Short-term borrowings	163,000	121,500
Deferred revenue, current	125,428	98,774
Amounts due to the Group’s entities	—	34,812
Acquisition consideration payable, onshore	5,792	5,792
Other payable and accrued liabilities	17,451	89,373
Operating lease liabilities, current	8,920	11,500

Total current liabilities	329,231	374,103

Non-current liabilities
Loan from the Group’s entities	30,000	30,000
Operating lease liabilities, non-current	17,439	15,005
Long-term borrowings	125,500	6,000
Deferred revenue, non-current	57,710	51,651

Total non-current liabilities	230,649	102,656

Total liabilities	559,880	476,759

Schedule of the Results of Operations and Changes in Cash and Cash Equivalents of the Consolidated VIEs and their Subsidiaries
The following table set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Third-party revenues	165,756	152,603
Cost of revenues	(48,519)	(42,451)
Net income	24,603	2,741
Net cash (used in)/provided by operating activities	(25,812)	20,735
Net cash used in investing activities	(103,007)	(2,981)
Net cash provided by/(used in) financing activities	86,700	(100,506)

Net decrease in cash, cash equivalents and restricted cash	(42,119)	(82,752)
Cash, cash equivalents and restricted cash at beginning of the period	292,286	143,442

Cash, cash equivalents and restricted cash at end of the period	250,167	60,690